Registration No. 333-142455
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                    ----------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

        Pre-Effective Amendment No.                                   [ ]
                                   ----

        Post-Effective Amendment No.  1                               [X]
                                     ----

                                 AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

        Amendment No.                                                 [ ]
                     ----

                        (Check appropriate box or boxes)

                        --------------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                        --------------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234

                                WILLIAM J. EVERS
                           Vice President and Counsel

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
            (Names and Addresses of Agents for Service (212)554-1234)

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                              --------------------

                     CALCULATION OF REGISTRATION FEE UNDER
                           THE SECURITIES ACT OF 1933

         Approximate Date of Proposed Public Offering: Continuous.

         It is proposed that this filing will become effective (check appropriate box):

[_]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On ___________ pursuant to paragraph (b) of Rule 485.

[X]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

                                      NOTE

This Post Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-142455 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account 206 is being filed solely for the purpose of including in this Registration Statement, the Prospectus and Statement of Additional Information for the new version of American Dental Association Members Retirement Program. The PEA does not amend or delete the currently effective American Dental Association Members Retirement Program Prospectus, Statement of Additional Information or supplements to the Prospectus dated May 1, 2007, or any other part of the Registration Statement except as specifically noted herein.

American Dental Association
Members Retirement Program


Subject to completion, August 30, 2007

PROSPECTUS DATED _____, 2007


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Please read this prospectus and keep it for future reference. It contains important information you should know before participating in the Program or allocating amounts under the contract.


ABOUT THE ADA PROGRAM


The Program provides members of the American Dental Association and their eligible employees several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. There are currently _____ investment options under the Program including: 3-year and 5-year Guaranteed Rate Accounts, the Money Market Guarantee Account and ______ variable investment options (the "Funds").


WHAT IS THE ADA MEMBERS RETIREMENT PROGRAM CONTRACT?

The ADA Members Retirement Program contract is a deferred group annuity contract issued by AXA Equitable Life Insurance Company. Contributions to the trusts maintained under the plans will be allocated among our investment funds, the Guaranteed Rate Accounts, and our Money Market Guarantee Account, in accordance with participant instructions.



--------------------------------------------------------------------------------
Investment options
--------------------------------------------------------------------------------
[Investment options to be determined]

You may allocate amounts to any of the Funds. Each Fund is a subaccount of Separate Account No. 206. Each of the Funds invests in shares of a corresponding portfolio ("Portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). You should also read the prospectuses for the Trusts and keep them for future reference.

GUARANTEED OPTIONS. The guaranteed options we offer include a 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account, and the Money Market Guarantee Account.

We have filed a registration statement relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated _________, 2007, which is part of the registration statement, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC website at www.sec.gov. The SAI is available free of charge. You may request one by writing to our Processing Office at the ADA Members Retirement Program, c/o AXA Equitable, 200 Plaza Drive, Secaucus, NJ 07096 or calling 1-800-523-1125.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


Copyright 2007 by AXA Equitable Life Insurance Company.
1290 Avenue of the Americas, New York, New York 10104. All rights reserved.
                                                                      x01785/ADA

Contents of this prospectus
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--------------------------------------------------------------------------------
ADA PROGRAM
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
The Program at a glance -- key features                                      7
Employer choice of retirement plans                                          7
Plan features                                                                7
The Contract at a glance -- key features                                     8

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FEE TABLE                                                                    9
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Examples                                                                    11
Condensed financial information                                             13
Financial statements of investment funds                                    13

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1. PROGRAM INVESTMENT OPTIONS                                               14
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Investment options                                                          14

The Funds                                                                   14
The Trusts                                                                  14

The guaranteed options                                                      16

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2. HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS                           17

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For amounts in the Funds                                                    17

How we determine the unit value                                             17
How we value the assets of the Funds                                        17

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3. TRANSFERS AND ACCESS TO YOUR ACCOUNT                                     18
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Transfers among investment options                                          18
Disruptive transfer activity                                                18
Our Account Investment Management System (AIMS) and
     our internet website                                                   19
Participant loans                                                           19
Choosing benefit payment options                                            19
Spousal consent                                                             20
Benefits payable after the death of a participant                           20


----------------------
When we use the words "we," "us" and "our," we mean AXA Equitable. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual participant in one or more of the plans available in the Program unless otherwise explained. For example, "The Program" section of the prospectus is primarily directed at the employer.

"You" and "your" also can refer to the plan participant when the contract owner has instructed us to take participant in plan instructions as the contract owner's instructions under the contract, for example "Transfers and access to your account."

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written materials issued by AXA Equitable. You should not rely on any other information or representation.


2  Contents of this prospectus

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4. THE PROGRAM                                                              21
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Eligible employers                                                          21
Summary of plan choices                                                     21
Getting started                                                             21
How to make Program contributions                                           21
Allocating Program contributions                                            22
Distributions from the investment options                                   22
Rules applicable to participant distributions                               22

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5. CHARGES AND EXPENSES                                                     24
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Charges based on amounts invested in the Program                            24

Plan and transaction expenses                                               24
Individual annuity charges                                                  24
Charges for state premium and other applicable taxes                        24

Fees paid to the American Dental Association                                24

General information on fees and charges                                     24

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6. TAX INFORMATION                                                          26
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Buying a contract to fund a retirement arrangement                          26
Income taxation of distributions to qualified plan participants             26

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7. MORE INFORMATION                                                         28
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About program changes or terminations                                       28
IRS disqualification                                                        28

About the separate account                                                  28

About the general account                                                   28
About legal proceedings                                                     28
Financial statements                                                        28
Distribution of the contracts                                               28
Reports we provide and available information                                29
Acceptance                                                                  29

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APPENDIX
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I -- Condensed financial information                                       A-1

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                                 Page
   AIMS                                            19
   AXA Equitable                                cover
   beneficiary                                     20
   benefit payment options                         19
   business day                                    19
   contract                                  cover, 8
   contributions                                   21
   disruptive transfer activity                    18
   eligible rollover distributions                 26
   Fair valuation                                  17
   Funds                                           14
   GRAs                                        14, 16
   guaranteed options                              16
   individually designed plan                      21
   IRA                                             26
   internet website                                19
   investment funds                             cover
   investment options                              14
   market timing                                   18
   Members Retirement Plan                         21
   Master Trust                                    21
   Money Market Guarantee Account                  16
   Pooled Trust                                    21
   Program                                         21
   Roth 401(k)                                      7
   separate accounts                               28
   Underlying Mutual Funds                      cover
   unit value                                      17
   unit                                            17
   Volume Submitter Plan                           21
   Volume Submitter Retirement Trust               21
   3-year GRA                                      16
   5-year GRA                                      16



4  Index of key words and phrases

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The
Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our Processing Office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

You can reach us as indicated below to obtain:

o Copies of any plans, trusts, adoption agreements, or enrollment or other forms used in the Program.

o  Unit values and other account information under your plan,

o Any other information or materials that we provide in connection with the Program.

INFORMATION ON JOINING THE PROGRAM

--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------
1-800-523-1125
(Retirement Program Specialists
available weekdays 9am to 5pm
Eastern Time)

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BY REGULAR MAIL:
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The ADA Members Retirement Program
c/o AXA Equitable

Box 2011
Secaucus, NJ 07096

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BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------

The ADA Members Retirement Program

c/o AXA Equitable
200 Plaza Drive
Secaucus, NJ 07094

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BY INTERNET:
--------------------------------------------------------------------------------

The ADA Members Retirement Program Website www.axa-equitable.com/ada, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on either "Contact us" or "Send E-Mail to AXA Equitable."


No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.

INFORMATION ONCE YOU JOIN THE PROGRAM

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BY PHONE:
--------------------------------------------------------------------------------
1-800-223-5790 (U.S.) or 1-800-223-5790-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom.
(Account Executives available weekdays 9am to 5pm
Eastern Time)

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TOLL-FREE AIMS FOR AMOUNTS IN THE TRUST:
--------------------------------------------------------------------------------

By calling 1-800-223-5790 or 1-800-223-5790-0 you may, with your assigned personal security code, use our Account Investment Management System ("AIMS") to:

o  Transfer assets between investment options and obtain account information.

o Change the allocation of future contributions and maturing guaranteed options.

o Hear investment performance information, including investment fund unit values and current guaranteed option interest rates.

AIMS operates 24 hours a day. You may speak with our Account Executives during regular business hours.

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BY INTERNET FOR AMOUNTS IN THE TRUST:
--------------------------------------------------------------------------------
By logging on to www.axa-equitable.com/ada, Participant Log In you may, with your social security number and your personal security code, use the Internet to access certain retirement account information such as:

o Investment performance, current investment fund unit values, and current guaranteed option interest rates.

o Transfer assets between investment options and obtain account balance information

o Change the allocation of future contributions and maturing Guaranteed Rate Accounts.

--------------------------------------------------------------------------------
BY REGULAR MAIL:
--------------------------------------------------------------------------------
(correspondence:)

The ADA Members Retirement Program
Box 2486 G.P.O.
New York, NY 10116

--------------------------------------------------------------------------------
FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
The Association Members Retirement Program
P.O. Box 1599
Newark, NJ 07101-9764

--------------------------------------------------------------------------------
FOR REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
The ADA Members Retirement Program
c/o AXA Equitable
200 Plaza Drive
Secaucus, NJ 07094

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
We welcome your comments and questions regarding the ADA Members Retirement Program. If you have a comment or suggestion about the ADA Website we would appreciate hearing from you. Go to www.axa-equitable.com/ada, Participant Services and click on "Contact Us" or click on "email the ADA Members
Retirement Program."

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in the other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.


6  Who is AXA Equitable?

The Program at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER CHOICE OF RETIREMENT PLANS


Our Members Retirement Plan is a defined contribution master plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k), safe harbor 401(k) and Roth 401(k) features are available) and a defined contribution pension plan, or both. A "designated Roth contribution" ("Roth 401(k)") may be added to any of the 401(k) features. It allows eligible employees to designate all or part of their elective deferrals as Roth contributions. See "Tax Information" below. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the Master Plan.


Our Volume Submitter Plan is a defined contribution plan that can be adopted as a profit-sharing plan (new comparability or age weighted) with or without 401(k) features. The Program's investment options are the only investment choices under the Volume Submitter Plan.

If you maintain your own individually-designed plan, which invests through our Investment Only arrangement, you may use the investment options in the Program through our Pooled Trust.


PLAN FEATURES



MEMBERS RETIREMENT PLAN:


o  Program investment options used as the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o  Use of our Master Trust.

o  No minimum amount must be invested.

o  5500 reporting.

o  Automatic updates for law changes.


VOLUME SUBMITTER PLAN:

o  Program investment options used as the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o  Use of our Volume Submitter Retirement Trust.

o  No minimum amount must be invested.

o  5500 reporting.


o  Automatic updates for law changes (requires employer adoption).



INVESTMENT ONLY:

o  Our Pooled Trust is adopted for investment use only.

o  Recordkeeping services provided for plan assets in Pooled Trust.


PLAN CHARGES AND EXPENSES:

o Plan and transaction charges vary by type of plan adopted, or by specific transaction.



ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUSTS:

o  Toll-free number available for transfers and account information.

o  Internet website access to account information and transactions.

o Participant loans (if elected by your employer; some restrictions apply; not applicable to Investment Only).

o  Regular statements of account.

o  Retirement Program Specialist and Account Executive support.

o Daily valuation of accounts.


--------------------------------------------------------------------------------
                           Members
                           Retirement Plan         Pooled Trust for
                           and Volume              Individually
                           Submitter Plan          Designed Plans
--------------------------------------------------------------------------------
Who selects                Participant.            Participant or
investments?                                       Trustee, as
                                                   specified under
                                                   your Plan.
--------------------------------------------------------------------------------
Are loans available?       Yes, if permitted       Yes, if permitted
                           under your Plan.        under your Plan.
--------------------------------------------------------------------------------
When are you eligible      Upon retirement,        Benefits depend
for distributions?         death, disability       upon the terms of
                           or termination of       your Plan.
                           employment.
--------------------------------------------------------------------------------


                                      The Program at a glance -- key features  7

The Contract at a glance -- key features

--------------------------------------------------------------------------------


GUARANTEED OPTIONS:

The three guaranteed options include two Guaranteed Rate Accounts ("GRAs") and a Money Market Guarantee Account.



TAX ADVANTAGES:

o  On earnings
   No tax on investment earnings until withdrawn.

o  On transfers
   No tax on internal transfers.


TAX NOTE:

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code"). Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus).


CONTRACT CHARGES AND EXPENSES:

o Program expense charge assessed against combined value of Program assets in the Trust.

o Investment management and administration fees and other expenses charged on an investment fund-by-fund basis, as applicable.

o  Record maintenance and report fee.

o  Enrollment fee.


o  Annuity administrative fee.

o Indirectly, charges of underlying investment vehicles for investment management, administrative fees and other expenses.


BENEFIT PAYMENT OPTIONS:

o  Lump sum.

o  Installments on a time certain or dollar certain basis.

o Variety of annuity (fixed or variable) benefit payout options as available under your employer's plan.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days.


8  The Contract at a glance -- key features

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay if you purchase a variable annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may apply. Charges for certain features shown in the fee table are mutually exclusive.



---------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
---------------------------------------------------------------------------------------------------------
Charge if you purchase a variable annuity payout option                                       $350
---------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the Underlying Mutual Fund or Trust fees and expenses.
---------------------------------------------------------------------------------------------------------
Charges we deduct from your investment options expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------
Maximum program expense charge(1)                                                             1.00%
Maximum program-related other expenses(2)                                                     0.12%
---------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the end of each calendar quarter
---------------------------------------------------------------------------------------------------------
Record maintenance and report fee(3):                                                         $3.00
---------------------------------------------------------------------------------------------------------
Charges we may deduct from your account value
---------------------------------------------------------------------------------------------------------
Enrollment fee(4)                              $25 per participant
---------------------------------------------------------------------------------------------------------



(1) This charge will fluctuate from year to year based on assets in the Trusts and the number of plans enrolled in the Program. Based on the number of plans we expect to enroll in the program and the assets in the Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2008 will be 0.52%. This charge is also deducted from amounts in the GRAs and the Money Market Guarantee Account. For a description of how it is calculated for amounts in the Funds, GRAs and the Money Market Guarantee Account, see "Charges based on amounts in the Program" in "Charges and expenses" later in this Prospectus.

(2) These expenses vary by investment fund and will fluctuate from year to year based on actual expenses. See the tables that provide the expenses of each individual investment fund later in this section. The percentage set forth in the table represents the highest other expenses incurred by an investment fund during the fiscal year ended December 31, 2006. These expenses may be lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2007.

(3)   For Investment Only retirement arrangements, the fee is $1.00 per quarter.

(4) This fee is charged to the employer. If the employer fails to pay this charge, we may deduct it from participant's account value or from subsequent contributions.



                                                                     Fee table 9

-----------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.
-----------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted            Lowest    Highest
from Portfolio assets including management fees, service fees, and/or other               ------    -------
expenses)(5)                                                                              --%       --%




This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------------------------------------------------
                                                                                  Total
                                                                    Acquired      Annual                   Net Total
                                                                   Fund Fees     Expenses    Fee Waiv-      Annual
                                                                      and         (Before   ers and/or     Expenses
                                Manage-                             Expenses      Expense     Expense       (After
                                 ment      12b-1      Other       (Underlying     Limita-   Reimburse-     Expense
Portfolio Name                  Fees(6)   Fees(7)   Expenses(8)   Portfolios)(9)  tions)     ments(10)   Limitations)
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------------------------
[name of Portfolio]
-----------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------
[name of Portfolio]
-----------------------------------------------------------------------------------------------------------------------



(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (10) for any expense limitation agreement information.

(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(8) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement information.

(9) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolios invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

      --------------------------------
      Portfolio Name
      --------------------------------
      [name of Portfolio]         --%
      --------------------------------



10 Fee table

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying fund fees and expenses.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated and assumes the maximum charges applicable under the contract, including the record maintenance and report fee and the enrollment fee. For purposes of these examples, the program expense charge has been rounded to 1.00%. Since under the example assumptions no surrender charge or redemption charge would apply in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.


The charges used in the examples are the maximum expenses. The guarantee rate accounts and money market guarantee account are not covered by the fee table and examples. However, the ongoing expenses do apply to the guarantee rate accounts and money market guarantee account. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


These examples assume that you invest $10,000 in the indicated options under the contract for the time periods shown. The examples also assume that your investment has a 5% return each year and assumes the maximum contract charges and total annual expenses of the portfolios (before expense limitations) described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your                                            If you do not surrender your
                                 contract at the end of the     If you annuitize at the end of      contract at the end of the
                                   applicable time period         the applicable time period*         applicable time period
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                1 year 3 years 5 years 10 years   1 year 3 years 5 years 10 years   1 year  3 years  5 years  10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
[name of investment option]    $      $       $       $         $      $       $       $          $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
[name of investment option]    $      $       $       $         $      $       $       $          $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------



* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $5,000 (see "Individual annuity charges" in "Charges and expenses" later in this Prospectus).


12 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of variable investment options available as of December 31, 2006.



FINANCIAL STATEMENTS OF INVESTMENT FUNDS


Each of the investment funds is part of our Separate Account No. 206 as described in "About the separate account" under "More information" later in this prospectus. The financial statements for Separate Account No. 206 may be found in the SAI for this prospectus.



                                                                    Fee table 13

1. Program investment options

--------------------------------------------------------------------------------


INVESTMENT OPTIONS

You may choose from _____ variable investment options under the Program. These are the _____ investment funds we call the "Funds." You can also choose from three guaranteed options: a 3-year Guaranteed Rate Account and a 5-year Guaranteed Rate Account ("GRAs"), and our Money Market Guarantee Account. The guaranteed options are referred to in this prospectus solely for the purpose of providing a more complete understanding of how the investment funds operate with other investment options available under the Program.

You should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectuses for the underlying Portfolios contain this and other important information about those funds. The prospectuses should be read carefully before investing. In order to obtain copies of Portfolio prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1 (800) 223-5790.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Account Executive is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.


THE FUNDS

Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.


THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus or in their respective SAIs, which are available upon request.

The [names of Funds to be determined] invest in corresponding portfolios of the Trusts. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios.



14  Program investment options

PORTFOLIOS OF THE TRUSTS

The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.

You should note that some Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the ADA Members Retirement Program variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer participants a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Equitable may promote the benefits of such portfolios to participants and/or suggest, incidental to the sale of this contract, that participants consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.




--------------------------------------------------------------------------------
AXA Premier VIP Trust
--------------------------------------------------------------------------------
Portfolio Name                 Objective                Sub-Adviser(s)
--------------------------------------------------------------------------------
[TO BE DETERMINED]
--------------------------------------------------------------------------------
EQ Advisors Trust
--------------------------------------------------------------------------------
Portfolio Name                 Objective                Sub-Adviser(s)
--------------------------------------------------------------------------------
[TO BE DETERMINED]
--------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                                   Program investment options 15

THE GUARANTEED OPTIONS

We offer three different guaranteed options:

o  two Guaranteed Rate Accounts (GRAs), and

o  our Money Market Guarantee Account.

We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.


GUARANTEED RATE ACCOUNTS

We offer a GRA that matures in three years (3-year GRA) and a GRA that matures in five years (5-year GRA). Your contributions to the GRAs earn the guaranteed interest rate then in effect when your contribution is credited to your plan account. The interest rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. See "Charges and expenses" later in this prospectus.

You can make new contributions or transfer amounts from other investment options to a GRA at the current guaranteed rate at any time. New guaranteed rates are offered each Wednesday and are available for a seven-day period. You may call AIMS or access our Website to obtain our current GRA rates. You earn interest from the day after your contribution or transfer is credited through the maturity date of the GRA. See "Maturing GRAs" in the SAI for more information. The amount of your contribution and interest that is guaranteed is subject to any penalties applicable upon premature withdrawal. See "Premature withdrawals and transfers from a GRA" in the SAI.


RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70-1/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.



MONEY MARKET GUARANTEE ACCOUNT

All contributions to the Money Market Guarantee Account earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of transfer or withdrawal. Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn. You may call AIMS or access the website on the internet to obtain the current monthly rate.


DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS

You may effect distributions, withdrawals and transfers, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers.


THE MONEY MARKET GUARANTEE ACCOUNT GUARANTEE

We guarantee the amount of your contributions to the Money Market Guarantee Account and the interest credited. We hold assets in our Separate Account No. 43 sufficient to pay all principal and accrued interest under the Money Market Guarantee Account option, less applicable fees, as required by law. Assets we hold in Separate Account No. 43 attributable to ADA participants are available to Program participants who have allocated amounts to the Money Market Guarantee Account. We may not use these amounts to satisfy obligations that may arise out of any other business we conduct. If the assets in Separate Account No. 43 are insufficient to provide for payment of all principal and accrued interest under the Money Market Guarantee Account, we will transfer additional assets into Separate Account No. 43 from AXA Equitable's general account, to make up for any shortfall. We may remove assets from Separate Account No. 43 that are in excess of those attributable to the combined account values of all ADA participants.


CALCULATION OF OUR RATES

The interest rate we credit to the Money Market Guarantee Account approximates:


(1) the average over each calendar year of "domestic prime" money market funds (funds with the highest quality investments); plus

(2) an amount which approximates the average expenses deducted from such funds; less

(3) 0.15% (Administration Fee) and the applicable Program Expense Charge. See "Charges and expenses" later in this prospectus.

On January 1 each year we set an annual minimum interest rate for the Money Market Guarantee Account. The minimum guaranteed interest rate for 2007 is 2.50% (before applicable asset-based fees).


16  Program investment options

2. How we value your account balance in the Funds


--------------------------------------------------------------------------------


FOR AMOUNTS IN THE FUNDS

When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.


HOW WE DETERMINE THE UNIT VALUE

We determine the unit value for each Fund at the end of each business day. The unit value for each Fund is calculated by first determining a gross unit value, which reflects only investment performance, and then adjusting it for Fund expenses to obtain the Fund unit value. We determine the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day. We calculate the net investment factor as follows:


o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund unit value is calculated on every business day by multiplying the Fund unit value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b) is the charge to the Fund for that month for the daily accrual of fees and other expenses times the number of days since the end of the preceding month.



HOW WE VALUE THE ASSETS OF THE FUNDS

The Funds invest in corresponding Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"), and the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Trust for information on valuation methodology used by the corresponding Portfolios.


FAIR VALUATION

The Funds may invest in securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable), which are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.



                              How we value your account balance in the Funds  17

3. Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS


You may transfer some or all of your amounts among the investment options if you participate in the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"). Participants in other plans may make transfers as allowed by the plan.

No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs, and to and from the variable investment options are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts. In addition, we reserve the right to restrict transfers among variable investment funds as described in your contract including limitations on the number, frequency or dollar amount of transfers.

Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. The prospectuses for the underlying portfolios provide more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a



18 Transfers and access to your account redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM ("AIMS") AND OUR INTERNET WEBSITE

Participants may use our automated AIMS, or our internet website to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. Our internet website can be accessed at www.axa-equitable.com/ada.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using AIMS and by the internet website. The procedures require personal identification information, including your personal security code ("PSC") number, prior to acting on telephone instructions or accessing information on the internet website, and providing written confirmation of the transfers. We assign a PSC number to you after we receive your completed enrollment form. Thus, we will not be liable for following telephone instructions, or internet instructions, we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

A transfer request will be effective on the business day we receive the request. Transfer requests received after the end of a business day will be credited the next business day. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
Generally our business day is any day the New York Stock Exchange is open for trading, and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

PARTICIPANT LOANS

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Account Executives.

Loans are subject to restrictions under Federal tax laws and ERISA. A loan may not be taken from the Guaranteed Rate Accounts prior to maturity. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The participant must pay the interest as required by Federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Interest paid on a retirement plan loan is not deductible.


CHOOSING BENEFIT PAYMENT OPTIONS

Benefit payments are subject to plan provisions.

The Program offers a variety of benefit payment options for participants in the Plans. (If you are a participant in an individually designed plan, ask your employer for information on benefit payment options under your Plan). Your plan may allow you a choice of one or more of the following forms of distribution:

o  Qualified Joint and Survivor Annuity

o  Lump Sum Payment

o  Installment Payments

o  Life Annuity

o  Life Annuity -- Period Certain

o  Joint and Survivor Annuity

o  Joint and Survivor Annuity -- Period Certain

o  Cash Refund Annuity

                                        Transfers and access to your account  19

All of these options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


The minimum amount that can be used to purchase any type of annuity is $5,000. In most cases a variable annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity from AXA Equitable. Annuities purchased from other providers may also be subject to fees and charges.


If you are a participant in an individually-designed plan, ask your employer for information on benefit payment options under your plan.



SPOUSAL CONSENT

If a participant is married and has an account balance greater than $5,000 (except for amounts contributed to the Rollover Account), federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" under "Types of benefits" in the SAI.


BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she is required to begin receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions: (1) a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, (2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have attained age 70-1/2 or, if later, one year after the participant's death, or (3) the spouse may be able to roll over all or part of the death benefit to a traditional individual retirement arrangement, an annuity under Section 403(b) of the Code or a governmental employer plan under
Section 457 of the Code. If, at death, a participant was already receiving benefits, the beneficiary must continue to receive benefits, subject to the Federal income tax minimum distribution rules. To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Spousal Consent Requirements" under "Types of benefits" in the SAI.


Under the Plans, on the day we receive proof of death, we automatically transfer the participant's account balance in the Funds to the Money Market Guarantee Account unless the beneficiary gives us other written instructions. The balance in the Guaranteed Rate Accounts will remain in the Guaranteed Rate Accounts.



20  Transfers and access to your account

4. The Program

--------------------------------------------------------------------------------


This section explains the ADA Members Retirement Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the investment funds operate within the Program.

The ADA Members Retirement Program consists of several types of retirement plans and three retirement plan Trusts: the Master Trust, the Volume Submitter Retirement Trust and the Pooled Trust. Each of the trusts invests exclusively in the group annuity contract described in this prospectus and in the group annuity contract funding the GRAs. The Program is endorsed by the ADA, and the Trustee under the Master and Volume Submitter Retirement Trusts is JPMorgan Chase and Co. Because the Program is being offered for the first time through this prospectus, it had no participants and no assets at December 31, 2006.



ELIGIBLE EMPLOYERS


You can adopt the Program if you or at least one of your partners or other shareholders is a member of: (1) the ADA, (2) a constituent or component society of the ADA, or (3) an ADA-affiliated organization. Participation by an affiliated organization must first be approved by the ADA's Council on Insurance and Retirement Programs.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us -- Information on joining the Program" on the back cover of the prospectus.


SUMMARY OF PLAN CHOICES

You have a choice of three retirement plan arrangements under the Program. You can:


o Choose the Members Retirement Plan -- which automatically gives you a full range of services from AXA Equitable. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Members Retirement Plan employers adopt our Master Trust and your only investment choices are from the Investment Options.


--------------------------------------------------------------------------------
The Master Plan is a defined contribution master plan that can be adopted as a profit sharing plan, a defined contribution pension plan, or both. Traditional 401(k), SIMPLE 401(k), and Safe Harbor 401(k) are also available. A Roth 401(k) option is available for all 401(k) plan types.
--------------------------------------------------------------------------------

o Choose the Volume Submitter Plan -- which automatically gives you a full range of services from AXA Equitable and offers the opportunity to utilize a cross-tested plan option. The services include your choice of the Program's investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Volume Submitter Plan, employers adopt the Volume Submitter Retirement Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------
The Volume Submitter Plan is a defined contribution plan that can be adopted as a profit sharing plan (new comparability or age weighted) with or without
401(k) features. A Roth 401(k) option is available for all 401(k) plan types.
--------------------------------------------------------------------------------

o Maintain your own individually designed plan -- and use the Pooled Trust for investment options in the Program and your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans.

--------------------------------------------------------------------------------
The Pooled Trust is an investment vehicle used with individually designed qualified retirement plans. It can be used for both defined contribution and defined benefit plans. We provide recordkeeping services for plan assets held in the Pooled Trust.
--------------------------------------------------------------------------------

Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.


GETTING STARTED


If you choose either of the Plans, you must complete an Adoption Agreement. If you have your own individually designed plan and wish to use the Pooled Trust as an investment vehicle, the trustee of your plan must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your responsibilities as employer" in the SAI.



HOW TO MAKE PROGRAM CONTRIBUTIONS


Contributions must be in the form of a check drawn on a bank in the U.S., clearing through the Federal Reserve System, in U.S. dollars, and made payable to AXA Equitable. All contribution checks should be sent to AXA Equitable at the address shown "For contribution checks only" in the "Information once you join the Program" section under "How to reach us" in this prospectus. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.


All contributions must be accompanied by a Contribution Remittance form which designates the amount to be allocated to each participant by contribution type and fiscal year to which the contribution will be applied. Contributions are normally credited on the business day that


                                                                 The Program  21
we receive them, provided the remittance form is properly completed and matches the check amount. Contributions are only accepted from the employer. Employees may not send contributions directly to the Program.

There is no minimum amount which must be contributed for investment if you adopt either Plan or if you have your own individually designed plan that uses the Pooled Trust.



ALLOCATING PROGRAM CONTRIBUTIONS

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Account Executive is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.

If we do not receive adequate instructions, we will allocate your contributions to the Money Market Guarantee Account. The Pension Protection Act of 2006 permits contributions to be allocated to a "qualified default investment alternative" in the absence of adequate instructions. The Department of Labor is currently considering regulations that would define various types of investment alternatives that may serve as qualified default investment alternatives, which may not include our Money Market Guarantee Account. We may allocate your contributions to one or more qualified default investment alternatives once final regulations are adopted. You may, of course, transfer to another investment option at any time.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE.

Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Plans, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.



DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to Federal income tax, and penalty taxes. See "Tax information" later in this prospectus and the SAI.


AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT.
These are generally available for distribution at any time, subject to the provisions of your plan. However, there may be a delay for withdrawals from the Funds if there is any delay in redemptions from the corresponding portfolio of the Trusts.


AMOUNTS IN THE GUARANTEED RATE ACCOUNTS. Withdrawals generally may not be taken from GRAs prior to maturity. See "Guaranteed Rate Accounts."

Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

If your plan is an employer or trustee-directed plan, you as the employer are responsible for ensuring that there is sufficient cash available to pay benefits.


RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the Federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. You should discuss your options with a qualified financial adviser. Our Account Executives also can be of assistance.

In general, under the Plans, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Choosing benefit payment options" under "Transfers and access to your account" earlier in this prospectus, "Tax information" later in this prospectus and the SAI for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age 70-1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70-1/2 or retirement from the employer sponsoring the plan.


22  The Program

Distributions must be made according to the terms of the plan and rules in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. These provisions could apply to participants who satisfy required minimum distributions through annual withdrawals instead of receiving annuity payments. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to ADA Members Retirement Program contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase or contribute to this annuity contract.

o You may withdraw all or part of your Account Balance under either Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance).

o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59-1/2.

o Employees may generally not receive a distribution prior to severance from employment.

o Hardship withdrawals before age 59-1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.

Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts" earlier in this prospectus.



                                                                 The Program  23

5. Charges and expenses

--------------------------------------------------------------------------------


You will incur two general types of charges under the Program:



(1) Charges based on the value of your assets in the trusts -- these apply to all amounts invested in the trusts (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2) Plan and transaction charges -- these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the guaranteed options.

      We deduct amounts for the 3-year or 5-year GRA from each GRA.


      We make no deduction from your contributions or withdrawals for sales expenses.


CHARGES BASED ON AMOUNTS INVESTED IN THE PROGRAM


PROGRAM EXPENSE CHARGE

We assess the Program expense charge as a daily charge calculated at an annual rate of your account balance held in the trusts. Based on the number of plans we expect to enroll in the program and the assets in the trusts, we anticipate that the Program expense charge for the 12 month period beginning May 1, 2008 will be 0.52%. Under the terms of the contract, the maximum Program expense charge is 1.00%. The purpose of this charge is to cover the expenses that we incur in connection with the Program.

We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed rate accounts, money market guarantee account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2006 we received no compensation under the Program expense charge because the Program was not then in effect.


OTHER EXPENSES BORNE BY THE PORTFOLIOS AND FUNDS

TRUST ANNUAL EXPENSES. The Funds are indirectly subject to investment management fees and other expenses charged against assets of the corresponding portfolios of the Trusts. These expenses are described in the Trusts' prospectuses.



PLAN AND TRANSACTION EXPENSES


MEMBERS RETIREMENT AND VOLUME SUBMITTER PLANS AND INDIVIDUALLY-DESIGNED PLAN
FEES


RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee from each participant's Account Balance. This fee is:



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
Members Retirement Plan and Volume Submitter Plan participants       $3 per quarter
-------------------------------------------------------------------------------------
Investment Only                                                      $1 per quarter
-------------------------------------------------------------------------------------


ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.


INDIVIDUAL ANNUITY CHARGES


ANNUITY ADMINISTRATIVE CHARGE. If a participant elects a variable annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment. The minimum amount that can be converted to an annuity, so that the charge would apply, is $5,000. Annuities purchased from other providers may also be subject to fees and charges.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as our state premium tax. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1%.


We reserve the right to deduct any applicable charges such as our premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.


FEES PAID TO THE AMERICAN DENTAL ASSOCIATION

We may pay the American Dental Association a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL INFORMATION ON FEES AND CHARGES

We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non--



24  Charges and expenses
routine administrative services. During 2006 we received no fees and charges under the Program because the Program was not then in effect.



                                                        Charges and expenses  25

6. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

We cannot provide detailed information on all tax aspects of the Program, plans and contracts. Moreover, the tax aspects that apply to a particular person's situation may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts, or payments under plans or contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code section 401. How these arrangements work, including special rules applicable to each, are described in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to Federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.

If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on a post-tax basis to the 401(k) arrangement. Designated Roth contributions must be separately accounted for. If certain timing and distribution event requirements are satisfied, distributions from a designated Roth contribution account under a 401(k) plan will be tax-free. The earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income. Distributions from a designated Roth contribution account may be rolled over to other designated Roth contribution accounts under 401(k) plans or to Roth IRAs.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan or traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a governmental employer plan under Section 457 of the Code, or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory Federal income tax withholding will apply unless the distribution is directly rolled over to a qualified plan, 403(b) plan, governmental employer Section 457 plan or a traditional IRA. See "Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

IN-SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if they are attributable to your pre-January 1, 1987 contributions under plans that permitted those withdrawals as of May 5, 1986. Amounts that you include in gross income under this rule may also be subject to the additional 10% penalty tax on premature distributions described below. In addition, 20% mandatory Federal income tax withholding may also apply.

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.


26  Tax information

The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions you use to pay deductible medical expenses.

WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan, Section 403(b) plan, governmental employer plan under
Section 457 of the Code or a traditional IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible Rollover Distributions and Federal Income Tax Withholding" in the SAI. Under the Plans, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding Federal income tax upon distributions to you or your beneficiary.


                                                             Tax information  27

7. More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS


AMENDMENTS. The group annuity contract may be changed by amendment or replacement provided that such change does not reduce any annuity benefit provided before such change and provided that no rights, privileges, or benefits under the group annuity contract with respect to contributions made prior to the effective date of such change may be adversely affected by an amendment to the group annuity contract without the consent of the participant. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and transfer any amounts in that investment option to another option and (2) offer new investment options with different terms.

TERMINATION. We may terminate the group annuity contract upon 24 months' written notice to contract owners. If the contract is terminated, we will not accept any further contributions or perform any recordkeeping functions after the date of termination and amounts allocated to the GRAs would be held until maturity.

If the Trustee makes arrangements with us, you may be able to continue to invest amounts in the investment options that we provide and elect payment of benefits through us.



IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.



ABOUT THE SEPARATE ACCOUNT

Each Fund is one or part of our Separate Account No. 206. We established the separate account under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our group annuity contracts issued under the Program. The results of the separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate account and may withdraw any amounts we have in the separate account that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations is based on the assets in the separate account. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the investment funds as permitted by applicable law, If necessary, we will seek approval by participants in the Program.

Separate Account No. 206 has _____ subaccounts corresponding to each of the portfolios of the trusts. Because of exclusionary provisions, none of the investment funds is subject to regulation under the Investment Company Act of 1940. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.



ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the GRAs and the Money Market Guarantee Account, as well as our general obligations.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of group annuity contract interests under the Program.


FINANCIAL STATEMENTS


The financial statements of Separate Account 206, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our Processing Office or calling 1-800-523-1125.



DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in any of the separate accounts available under the contract; however, incentive compensation is paid to AXA Equitable employees


28  More information
performing these functions, based upon sales and the amount of first year plan contributions, as discussed in the SAI. The offering of the units is continuous.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.


As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's website at www.sec.gov.



ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.


                                                            More information  29

Appendix I -- Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1997 through December 31, 2006 have been derived from the audited financial statements. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.



SEPARATE ACCOUNT NO. 206
Unit values and number of units outstanding for these Funds are shown below.


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A-1 Appendix I -- Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                            Page

Who is AXA Equitable?                                                        2

Funding of the Program                                                       2

Your responsibilities as employer                                            2

Types of benefits                                                            4

Provisions of the Plans                                                      6

Portfolio holdings policy for Separate Account No. 206                       8

Distribution of the contracts                                                9

Custodian and independent registered public accounting firm                  9

Our management                                                              10

Financial statements                                                     FSA-1



CLIP AND MAIL TO US TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: AXA Equitable Life Insurance Company
    Box 2486 G.P.O.
    New York, NY 10116

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a copy of the Statement of Additional Information for the ADA Members Retirement Program Prospectus dated May 1, 2007.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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Copyright 2007 by AXA Equitable Life Insurance Company. All rights reserved.

American Dental Association
Members Retirement Program


STATEMENT OF ADDITIONAL INFORMATION
_______, 2007

Subject to completion, August 30, 2007



--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with AXA Equitable's prospectus dated _______, 2007 for the American Dental Association Members Retirement Program.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus to which this SAI relates is available at no charge by writing to AXA Equitable at Box 2486 G.P.O., New York, New York 10116 or by calling our toll-free telephone number, in the US 1-800-223-5790 or 1-800-223-5790-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.


Certain of the cross references in this SAI are contained in the prospectus dated _______, 2007 to which this SAI relates.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


TABLE OF CONTENTS

                                                                     Page in SAI


Who is AXA Equitable?                                                        2

Funding of the Program                                                       2
Your responsibilities as employer                                            2

Types of benefits                                                            4

Provisions of the Plans                                                      5

Portfolio holdings policy for Separate Account No. 206                       8

Distribution of the contracts                                                8
Custodian and independent registered public accounting firm                  8
Our management                                                               9
Financial statements                                                     FSA-1

 Copyright 2007 by AXA Equitable Life Insurance Company of The United States.
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

                                                                          x01786

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



FUNDING OF THE PROGRAM


The Program is primarily funded through a group annuity contract issued by AXA Equitable. The Trustee holds all contracts for the benefit of employers and participants in the Program.



YOUR RESPONSIBILITIES AS EMPLOYER


If you adopt one of the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"), you as the employer and plan administrator will have certain responsibilities, including:


o sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding to us, and when required, signing, all the forms your employees are required to submit;

o distributing summary plan descriptions and participant annual reports to your employees and former employees;

o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

o filing an annual information return for your plan with the Department of Labor, if required;

o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

o determining the amount of all contributions for each participant in the plan;


o forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as possible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions);

o selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

o providing us with written instructions for allocating amounts in the plan's forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.

We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-223-5790 or write to us at Box 2486 G.P.O., New York, New York 10116.


PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS


PRE-RETIREMENT WITHDRAWALS. Under the Plans, self-employed persons generally may not receive a distribution prior to age 591/2, and employees generally may not receive a distribution prior to separation from service. However, if the Plans are maintained as profit sharing plans, you may request distribution of benefits after you reach age 591/2 even if you are still working, as long as you are 100% vested. If the Plans are maintained as 401(k) plans and you are under age 591/2, you may withdraw your own 401(k) elective deferral contributions (either pre-tax or Roth), only if you demonstrate financial hardship within the meaning of applicable income tax regulations and the employer has elected this option on its adoption agreement. Each withdrawal must be at least $1,000 (or, if less, your entire account balance or the amount of your hardship withdrawal under a 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time (except elective deferral contribution amounts including Roth if there is a successor plan).


In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 591/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) elective deferral contributions (either pre-tax or Roth), you must demonstrate financial hardship within the meaning of applicable income tax regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time except elective deferral contribution amounts, including Roth, if there is a successor plan.

You may withdraw all or part of your account balance under the Plans attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your account balance attributable to post-tax employee contributions). See "Tax information" in the prospectus. Beginning in 2006, if an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the "Benefit

Distributions" discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See "Spousal consent requirement" below.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.


Transfers and withdrawals from certain of the Funds may be delayed if there is any delay in redemption of shares of the respective portfolios in which the Funds invest. We generally do not expect any delays.

Please note that generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity, even if the employer plan permits withdrawals prior to that time. See "Premature Withdrawals and Transfers from a GRA" below.



BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under either of the Plans, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Benefit payments will be made according to the provisions of your plan.


Under an individually designed plan your employer must send us a Request for Disbursement Form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. Fixed annuities are available from AXA Equitable. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits form.


MANDATORY CASHOUTS. The Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) amended the Internal Revenue Code of 1986 (Code) to provide that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must rollover such distribution to an individual retirement plan and must provide the plan participant with notice of such transfer.

DEATH BENEFITS. If a participant in either of the Plans dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first surviving class of his or her (a) children, (b) parents and (c) brothers and sisters. If none of them survives, the participant's vested benefit will be paid to the participant's estate.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING.
 All "eligible rollover distributions" are subject to mandatory Federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to an eligible retirement plan. An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually):
(1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

o hardship withdrawals;

o certain corrective distributions under Code Section 401(k) plans;

o loans that are treated as distributions;

o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order; and

o required minimum distributions under Code Section 401(a)(9).

If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an "eligible rollover distribution", we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other investment options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, your money remains in the GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See "Guaranteed Rate Accounts" in the prospectus.

The Program does not permit withdrawals before maturity unless your plan permits them and they are exempt or qualified, as explained below. You may take exempt withdrawals without penalty at any time. Qualified withdrawals are subject to a penalty. There are no qualified withdrawals from a five-year GRA during the first two years after the end of its offering period. This rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, amounts held in your most recently purchased three-year or five-year GRA that is available under the withdrawal rules for exempt and qualified withdrawals will be used first. Please note that withdrawals, transfers, reallocations on maturity and benefit distribu-tions from GRAs provided by a carrier other than AXA Equitable are subject to AXA Equitable's receipt of the proceeds of such GRA from such carrier.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

o you are a dentist age 591/2 or older and you elect an installment payout of at least three years or an annuity benefit;

o you are not a dentist and you attain age 591/2 or terminate employment (including retirement);

o you are disabled;

o you attain age 701/2; or

o you die.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a dentist and are taking payments upon retirement after age 591/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

  (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

  (ii)  the years and/or fraction of a year until maturity, times

  (iii) the amount withdrawn from the GRA.


We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If a GRA with the same maturity is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

We will never reduce your original contributions by this adjustment. We make no adjustment if the current GRA rate is equal to or less than the rate for the GRA from which we make the qualified withdrawal. We calculate a separate adjustment for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, we may deduct the excess as necessary from interest accumulated in other GRAs of the same duration.


Example: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a qualified withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% X 1 year=2%, (iii) 2%
X $1,082=$21.64. The withdrawal proceeds would be $1,082-$21.64=$1,060.36.

MATURING GRAS. Your confirmation notice lists the maturity date for each GRA you hold.

You may arrange in advance for the reinvestment of your maturing GRAs by using AIMS or accessing the Website on the Internet. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)

o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).

o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.


o If you have never provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account or to a Qualified
  Default Investment Alternative.



TYPES OF BENEFITS


Under the Plans, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan.


QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. In some plans, the law requires that if the value of your vested benefits exceeds $5,000, you must receive a Qualified Joint and Survivor Annuity unless your spouse consents in writing to a contrary election. Please see "Spousal consent requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If you terminated employment and your vested account balance is less than $1,000, you will receive a lump sum payment of the entire vested amount unless alternate instructions are provided in a reasonable period after receiving your Election of Benefits Package.

PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining account balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.


CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.



FIXED AND VARIABLE ANNUITY CHOICES

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. All forms of fixed and variable annuity benefits under the Program will be provided by us. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus.



SPOUSAL CONSENT REQUIREMENTS

Under the Plans, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or
(2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In some plans, in order for you to make a withdrawal or elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. In addition if you want to designate a non-spouse beneficiary, to consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. No spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is required under certain plans that do not offer life annuity benefits.


PROVISIONS OF THE PLANS

PLAN ELIGIBILITY REQUIREMENTS. Under the Plans, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed
21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

The employer may also exclude salaried dentists (those with no ownership interest in the practice), employees of related employers, leased employees and certain other types of employees at the employer's election, provided such exclusion does not cause the plan to discriminate in favor of "highly compensated" employees (defined below).

CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current Federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its Federal income tax return for that year. However, Department of Labor ("DOL") rules generally require that the employer contribute participants' salary deferral contribution amounts, including designated Roth contributions if applicable, (or any non-Roth post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

CONTRIBUTIONS TO THE PLANS. The employer makes annual contributions to its plan based on the plan's provisions.

An employer that adopts either of the Plans as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).

A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis "Roth 401(k)" option may be added to a 401(k) plan by an employer. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 591/2, death or disability.

For 2007, a "highly compensated" employee, for this purpose, is (a) an owner of more than 5% of the practice, or (b) anyone with earnings of more than $100,000 from the practice. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $15,500 for 2007, reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2007 is $10,500.

The additional "catch-up" elective deferral for 2007 is up to $5,000 and can be made by any employees who are at least age 50 at any time during 2007. For a SIMPLE 401(k), the "catch-up" elective deferral is $2,500 for 2007.


Matching contributions to a 401(k) plan on behalf of a self-employed individual are not treated as elective deferrals, and are the same as matching contributions for other employees.


Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and (b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.

If the employer adopts the Master Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.

Under any type of plan, an employer must disregard compensation in excess of $225,000 in 2007 in making contributions. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The Federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2007, "key employee" means (a) an officer of the practice with earnings of more than $145,000 or (b) an owner of more than 5% of the practice, or (c) an owner of more than 1% of the practice with earnings of more than $150,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.

Certain plans may also permit participants to make non-Roth post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. Before permitting any highly-compensated employee to make post-tax contributions, the employer should verify that it has passed all non-discrimination tests. If an employer employs only "highly compensated" employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions generally do not apply to SIMPLE and safe harbor 401(k) plans.

Contributions (including forfeiture amounts) for each participant in 2007 may not exceed the lesser of (a) $45,000 or (b) 100% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.

Each participant's account balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the investment options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions, SIMPLE employer, safe harbor non-elective, safe harbor matching and employer matching contributions. We will also account separately for any amounts rolled over or transferred from an IRA or eligible employer plan. Our records will also reflect each participant's percentage of vesting (see below) in his account balance attributable to employer contributions and employer matching contributions.

The participant will receive confirmation of transactions (including the deduction of record maintenance and report fees). The participant will also receive an annual statement showing the participant's account balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or
(b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plans to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to state income taxes.


ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Account Investment Management System ("AIMS") or accessing the Website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee, and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral). If we have not received valid instructions, we will allocate contributions to the Money Market Guarantee Account or a Qualified Default Investment Alternative. You may, of course, transfer to another investment option at any time.

If you do not submit investment instructions, you will be treated as exercising actual control over your assets and the Plan's fiduciary will not be subject to fiduciary liability under ERISA if the Plan's fiduciary makes investments in default investment options in accordance with rules provided by the DOL. The Pension Protection Act of 2006 instructs the DOL that the default investments must include a mix of asset classes consistent with capital preservation, long term capital appreciation or a blend of both. In order for this exemption to apply to the Plan's fiduciary, the Plan must provide notice to participants of their rights and obligations within a reasonable time before the beginning of each plan year.


THE PLANS AND SECTION 404(C) OF ERISA. The Plans are participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor
(DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

Plans intending to comply with Section 404(c) must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the ADA Program provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the Plans. If a participant is "vested," the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belong to the participant, and is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the Plans unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:



--------------------------------------------------------------------------------
                Schedule A     Schedule B     Schedule C     Schedule E
             -------------------------------------------------------------------
   Years of       Vested         Vested         Vested        Vested
   Service     Percentage     Percentage     Percentage     Percentage
--------------------------------------------------------------------------------
      1             0%             0%             0%            100%
      2           100             20              0             100
      3           100             40            100             100
      4           100             60            100             100
      5           100             80            100             100
      6           100            100            100             100
--------------------------------------------------------------------------------

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule E.


All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.


Employer contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

PORTFOLIO HOLDINGS POLICY FOR SEPARATE ACCOUNT NO. 206

It is the policy of Separate Account No. 206 (the "Separate Account") to safeguard against misuse of its portfolio holdings information and to prevent the selective disclosure of such information. The Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Account including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. AXA Equitable does not disclose non-public portfolio holdings or portfolio trade information of any Separate Account to the media.


In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.


Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.



DISTRIBUTION OF THE CONTRACTS

Employees of AXA Equitable perform all marketing and service functions under the contract. AXA Equitable pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from 0.40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to these AXA Equitable employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


There is no custodian for the shares of the Trusts owned by Separate Account No. 206.

The financial statements of Separate Account No. 206 at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI.

OUR MANAGEMENT

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.



DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management
                                       Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive
                                       Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th St.                      of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director,
                                       Del Monte Foods Co., PACTIV Corporation and Dutch Shell plc; Former Director, Hunt
                                       Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President and
Plaza Two, Second Floor                Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997
Jersey City, NJ 07311                  to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean Witter
                                       Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; Member; and a
                                       member of The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy.
315 East Hopkins Street                Prior thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March
Aspen, CO 81611                        2003 to May 2004),  Hyatt Hotels Corporation; President (January 2000 to March 2003);
                                       Director, AXA Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval
                                       International (January 1998 to June 2003); Executive Vice President, Hyatt Development
                                       Corporation (1997 to 2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Ameritrade Holding Corporation         November 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March
4211 South 102nd Street                2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch &
Omaha, NE 68127                        Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June  2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Company and
                                       Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC.
                                       Director of AXA Financial (since March 1999) and Director, P.A. Consulting (since 1999).
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
78 Pine Street, 2nd Floor              May 2001); Currently, Executive Advisor to the Chief Executive Officer of AllianceBernstein
New Canaan, CT 06840                   Corporation; Director (October 1992 to December 2004), Chairman of the Board (May 2001 to
                                       December 2004) and Chief Executive Officer (January 1999 to June 2003), AllianceBernstein
                                       Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to
                                       January 1999), AllianceBernstein Corporation; Director, AXA Financial (since May 2001);
                                       Former Vice Chairman of the Board of Trustees of Colgate University; Former Trustee of the
                                       Mike Wolk Heart Foundation; Member of the Investment Committee of The New York Community
                                       Trust.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
New York City Health and Hospitals     September 2006). Chairperson of New York City Health and Hospitals Corporation (since June
Corporation                            2004). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New York Life Insurance
125 Worth Street, Suite 519            Company's family of mutual funds (March 2001 to July 2006). Member of the Distribution
New York, NY 10013                     Committee of The New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations (since 1991).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of Fox-
London, England EC2N 1AD               Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman of
                                       the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board of
                                       AXA (since 1997); Director of Swiss Re Capital Markets Limited (since 2001); Director of
                                       Binley Limited (since 1994); Director of TAWA UK Limited since (2004); Member of the Board of
                                       Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
The New York Community Trust           September 2006). President of The New York Community Trust (since 1990). Prior thereto,
909 Third Avenue                       Executive Vice President of The New York Community Trust (1987 to 1990). Director of
New York, NY 10022                     AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                       Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                       2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May
Princeton University                   2006). Concurrently: Professor of Politics, IBM Professor of International Studies -
Corwin Hall                            Director, Program in European Studies (since September 1979) and Professor of Politics (since
Princeton, NJ 08544                    September 1979) of Princeton University. Member of AXA's Supervisory Board (since April
                                       2003); Currently, Member of AXA's Selection, Governance and Human Resources Committee and
                                       Audit Committee; Associate Professor of Institut d'Etudes Politiques (Paris); Member of the
                                       Management Committee of Institut Montaigne; Member of the Executive Committee of Centre
                                       Americain Institut, Institut d'Etudes Politiques (Paris); Member of the Editorial Board of
                                       Comparative Politics; Member of the Editorial Committee of La Revue des Deux Mondes; Member
                                       of the Council on Foreign Relations (New York), HEC International Advisory.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS -- DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006
                                       to present) and Chief Executive Officer, MONY Life and MONY America (since July 2004);
                                       Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer,
                                       MONY Holdings, LLC (since July 2004); Director, Chairman of the Board, President (May 2002 to
                                       September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable (since
                                       May 2001); Director, President and Chief Executive Officer, AXA Financial (since May 2001);
                                       Chairman of the Board, President (May 2001 to September 2005, February 2006 to present) and
                                       Chief Executive Officer (AXA Financial Services, LLC (since May 2001); Member of AXA's
                                       Management Board (since May 2001); Member of AXA's Executive Committee; Director (since May
                                       2004) and President (since September 2005), AXA America Holdings, Inc.; Director,
                                       AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board, President
                                       (June 2001 to September 2005, January 2006 to present) and Chief Executive Officer, AXA Life and Annuity Company (since June 2001); Director and Chairman, U.S. Financial Life Insurance
                                       Company (since December 2006); Member of the Board, American Council of Life Insurers
                                       (since January 2007); Director, KBW, Inc. (since January 2007); Director, The Advest Group,
                                       Inc. (July 2004 to December 2005); Director and Treasurer, The American Ireland Fund (since
                                       1999); Board of Trustees of The University of Scranton (1995 to 2002); Former Member of the
                                       Investment Company Institute's Board of Governors (October 2001 to 2005); prior thereto,
                                       October 1997 to October 2000) and Executive Committee (1998 to 2000); Former Trustee of The
                                       University of Pittsburgh; Former Director, St. Sebastian Country Day School (1990 to June
                                       2005); Former Director, the Massachusetts Bankers Association; President and Chief Operating
                                       Officer, Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer,
                                       Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------


OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and MONY
                                       America (since July 2004); Executive Vice President (since February 1998) and AXA Group
                                       Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA Financial
                                       Services, LLC (since September 1999). Director, President and Chief Executive Officer, AXA
                                       Technology Services (since 2002); prior thereto, Chief Information Officer (November 1994 to
                                       February 2001). Previously held other officerships with AXA Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Financial Services, LLC; Director, MONY Assets Corp. (since June 2006); Director, MONY
                                       Benefits Management Corp. (since July 2004); prior thereto, Senior Vice President and
                                       Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                       President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to
                                       1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice
                                       President (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992)
                                       AXA Financial, Inc.; Senior Vice President (since September 1999) AXA Financial Services,
                                       LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005); Senior Vice
                                       President (since December 1999) AXA Life and Annuity Company; Director (since January 2006)
                                       and Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB ("Frontier");
                                       Director (since July 1999) AXA Advisors LLC; Senior Vice President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                       (September 2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life
                                       Insurance Company and MONY Life Insurance Company of America. Senior Vice President (July
                                       1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (until September 1993), AXA Equitable. Senior Vice President (September 1997
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present), and prior thereto, Vice President (May 1992 to September 1997) and
                                       Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice President
                                       and Treasurer (since September 1999) and Chief Investment Officer (since September 2004), AXA
                                       Financial Services, LLC. Senior Vice President (since September 2005), AXA America Holdings,
                                       Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and Boston Advisors, Inc.
                                       Director, Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer (since July
                                       2004), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December
                                       1997), AXA Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (since June 2000);
                                       and AXA Network, LLC (since December 1999). Director (since July 1998), Chairman (since
                                       August 2000), and Chief Executive Officer (since September 1997), Equitable Casualty
                                       Insurance Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation
                                       (since November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman,
                                       President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding
                                       Corporation. Director (since July 1997), and Senior Vice President and Chief Financial
                                       Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since
                                       December 2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice
                                       President and Chief Investment Officer (since February 2005), U.S. Financial Life Insurance
                                       Company; Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President
                                       and Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May
                                       2001) and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA
                                       Alternative Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive
                                       Vice President and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (since September 2004) and Chief Financial Officer (since
                                       December 2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Executive Vice President (since July
                                       2004) and Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto, Executive Vice President and Deputy Chief Financial Officer (September 2005 to
                                       December 2006); Executive Vice President (since September 2005) and Chief Financial Officer
                                       (since December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy
                                       Chief Financial Officer (September 2005 to December 2006); Director (since January 2007),
                                       Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive
                                       Vice President and Chief Financial Officer (since December 2006), AXA Life and Annuity
                                       Company; Executive Vice President and Chief Financial Officer (since December 2006), AXA
                                       Distribution Holding Corporation; Director (since July 2004), MONY Capital Management,
                                       Inc. and MONY Agricultural Investment Advisers, Inc.; Director, Executive Vice President and
                                       Chief Financial Officer (since December 2006), MONY Financial Services, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), MONY Holdings, LLC; Director
                                       (since July 2004), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director (since
                                       November 2004), Frontier Trust Company, FSB; Director (since January 2005), MONY Financial
                                       Resources of the Americas Limited. Formerly, Director (July 2004 to December 2005), The
                                       Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets Group, Inc.
                                       and Matrix Private Equities, Inc. Business Support and Development (February 2001 to June
                                       2004), GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA Real
                                       Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint Financial/
                                       GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since December 2001),
                                       AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                       2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC and MONY
                                       Financial Services, Inc. (since July 2004); Senior Vice President (since September 1997) and
                                       Deputy General Counsel (since November 1999), AXA Equitable; prior thereto, Senior Vice
                                       President and Associate General Counsel (September 1997 to October 1999); Senior Vice
                                       President and Deputy General Counsel (September 2001 to present), AXA Financial; Senior Vice
                                       President (since September 1999) and Deputy General Counsel (since November 1999), AXA
                                       Financial Services, LLC. Senior Vice President and Deputy General Counsel, AXA Life and
                                       Annuity Company. Senior Vice President, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004);
                                       Senior Vice President and Controller, AXA Equitable, AXA Financial, AXA Financial Services,
                                       LLC, MONY Holdings, LLC and MONY Financial Services, Inc. Senior Vice President and
                                       Controller, AXA Life and Annuity Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc.,
                                       MONY Holdings, LLC, MONY Life and MONY America. Senior Vice President (since March 1996)
                                       and Auditor (since September 1994) AXA Equitable. Senior Vice President (since March 1996)
                                       and Auditor (since September 1994), AXA Financial, Inc.; prior thereto, Vice President and
                                       Auditor (September 1984 to March 1996). Senior Vice President and Auditor (since September
                                       1999) AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director (since
                                       November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January 2005),
                                       JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to
                                       present) of AXA Financial Services, LLC; Senior Vice President (April 2002 to present) of AXA
                                       Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of
                                       Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA Network Insurance
                                       Agency of Massachusetts, LLC; Vice President (July 2004 to present) of MONY Brokerage, Inc.,
                                       MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of Massachusetts, Inc., MBI
                                       Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio, Inc. and MBI Insurance
                                       Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                       President (September 2002 to present) AXA Equitable. Senior Vice President (since September
                                       2002) of AXA Financial Services, LLC; Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life,
                                       MONY America and AXA Financial Services, LLC. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June 2005),
                                       Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December 1996 to
                                       December 2001). Vice President, Secretary and Associate General Counsel (since June 2005),
                                       AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005), AXA
                                       Life and Annuity Company. Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Distribution Holding Corporation. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Financial Services, LLC
                                       (since September 2002); prior thereto, Managing Director, Management Compensation Group
                                       Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005). Executive
                                       Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice President
                                       (March 2005 to September 2005). Director and Vice Chairman of the Board (since December
                                       2005), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network
                                       Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board (since
                                       January 2006), MONY Brokerage, Inc and its subsidiaries. Partner (June 1997 to March 2005),
                                       McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005), AXA
                                       Equitable, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), AXA Financial Services, LLC, prior thereto, Senior Vice
                                       President (September 2000 to September 2006), Actuary (September 1999 to September 2005).
                                       Director and Vice President (since December 2003), AXA Financial (Bermuda) Ltd. Senior Vice
                                       President and Appointed Actuary, AXA Life and Annuity Company. Senior Vice President (since
                                       December 2004) and Chief Actuary (since August 2006), U.S. Financial Life Insurance Company, prior thereto, Appointed Actuary (December 2004 to August 2006). Senior Vice President and
                                       Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Financial Services, LLC.
                                       Senior Vice President / Group Chief Information Officer (1996 to September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                                       2005 to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance
                                       Officer and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Financial Services, LLC. Vice President, Deputy General and Chief Litigation Counsel
                                       (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation
                                       Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC. Executive Vice President (since September 2005), AXA Equitable. Director
                                       (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President and Chief
                                       Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors Insurance
                                       Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors Insurance
                                       Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August 2005), John
                                       Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer (March 2000 to
                                       June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004); Executive
                                       Vice President (since September 2001) and General Counsel (since November 1999), AXA
                                       Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy
                                       General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                                       (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy
                                       General Counsel (October 1996 to September 2001). Executive Vice President (since September
                                       2001) and General Counsel (since November 1999), AXA Financial Services, LLC. Executive Vice
                                       President (since September 2001) and General Counsel (since December 1999), AXA Life and
                                       Annuity Company. Director, Executive Vice President and General Counsel (since July 2004),
                                       MONY Financial Services, Inc. Director (since January 2007), AXA Distribution Holding
                                       Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
                          [To be Filed by Amendment.]



                                                                           FSA-1

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

 (a)      Financial Statements to be filed by Amendment.

 (b)      Exhibits.

The following exhibits correspond to those required by paragraph(b) of item 24 as to exhibits in Form N-4:

  1. Action, dated April 6, 1999 regarding the establishment of Separate Account 206, dated April 6, 1999 pursuant to Resolution Nos. 21-69, B46-70, B42-84 and B57-91, previously filed with this Registration Statement, File No. 333-77117, on October 25, 1999.

  2.      Not Applicable.

  3. (a) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC) Equitable and Equitable Variable dated as of May 1, 1994, incorporated by reference to Exhibit No. 3(c) to Registration Statement No. 2-74667 filed on Form N-4 on April 4, 1995.

     (b) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

     (c) Servicing Agreement among Legg Mason Wood Walker ("Legg Mason") and Equitable Life Assurance Society dated July 12, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

     (d) Servicing Agreement among Equitable Life Assurance Society, Strong Investor Services, Inc. and Strong Investments Inc. dated July 22, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

     (e) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company and The Vanguard Group, Inc., dated April 21, 2005 previously filed with this Registration Statement, File No. 333-124408, on April 28, 2005.

  4. (a) Exhibit 6(a)(2) (Group Annuity Contract AC 2100, as amended and restated effective February 1, 1991 on contract Form No. APC
          1,000- 91, among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-40162, filed December 20, 1991.

     (b) Rider No. 1 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

     (c) Form of Rider No. 2 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

     (d) Rider No. 3 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

     (e) Form of Rider No. 4 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement

          Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

     (f) Form of Rider No. 5 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed on February 27, 1995.

     (g) Form of Rider No. 6 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, previously filed with Registration Statement on Form N-4 No. 33-63113 on September 29, 1995.

     (h) Form of Rider No. 7 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed on November 21, 1995.

     (i) Form of Rider No. 8 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-01301 on Form N-4 of Registrant filed April 30, 1996.

     (j) Form of Rider No. 9 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 333-25807 on form N-4, filed on April 24, 1997.

     (k) Form of Rider No. 10 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

     (l) Form of Rider No. 11 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

     (m) Form of Rider No. 12 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

     (n) Form of Rider No. 13 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

     (o) Form of Rider No. 14 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

     (p) Form of Rider 15 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit 6(p) to Registration Statement No. 333-124408 on Form N-3, filed on April 27, 2007.

     (q) Form of Group Annuity Contract among JP Morgan Chase & Co. as Trustee under the Members Retirement Trust of AXA Equitable Life Insurance Company, the Volume Submitter Retirement Trust and the Pooled Trust for Association Members Retirement Plans of AXA Equitable Life Insurance Company.

  5. (a) Exhibit 7(a) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

     (b) Exhibit 7(b) (Form of Participation Agreement for the nonstandardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

     (c) Exhibit 7(e) (Copy of Attachment to Profit Sharing Participation Agreement under the American Dental Association Members Retirement
          Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

     (d) Exhibit 7(e)(2) (Form of Participant Enrollment Form under the ADA Program), incorporated by reference to Post-Effective Amendment No. 2 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

     (e) Exhibit 7(v) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal

          Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

     (f) Exhibit 7(w) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post- Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

     (g) Exhibit 7(x) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.


     (h) Buy-Sell Agreement by and among the Trustees of the American Dental Association Members Retirement Trust and of the American Dental Association Members Pooled Trust for Retirement Plans, The Equitable Life Assurance Society of the United States, Templeton Funds, Inc. and Templeton Funds Distributor, Inc., incorporated by reference to Registration Statement No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

     (i) Amended and Restated Buy-Sell Agreement effective April 17, 1995 between The Equitable Life Assurance Society of the United States and Franklin Templeton Distributors, Inc., incorporated by reference to Registration Statement No. 33-91588 on From N-3 of Registrant, filed April 28, 1995.

     (j)  Form of Group Annuity Contract Application.

  6. (a) Copy of the Restated Charter of The Equitable Life Assurance Society of the United States, as amended January 1, 1997, incorporated by reference to Registration No. 333-25807 on Form N-4, filed April 24, 1997.

     (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

     (c) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Registration No. 333-25807 on Form N-4, filed April 24, 1997.

     (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

  7. Not applicable

  8. (a) Exhibit 11(a)(2) (Form of American Dental Association Members Retirement Plan, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

     (b) Exhibit 11(g)(2) (Form of American Dental Association Members Retirement Trust, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

     (c) Exhibit 11(i) (Form of First Amendment to the American Dental Association Members Retirement Trust), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

     (d) Exhibit 11(o) (Copy of Administration Services Agreement, dated May 1, 1994, among The Equitable Life Assurance Society of the United States, the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and the Council of Insurance of the American Dental Association), incorporated by reference to Registration Statement No. 33-75614 on Form N-3 of Registrant, filed February 23, 1994.

     (e) Exhibit 11(j) (Copy of American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant on Form N-3 of Registrant, filed December 20, 1991.

     (f) Exhibit 11(k) (Form of First Amendment to the American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

     (g) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement File No. 333-114881 on Form N-3 with respect to Separate Account 4, filed on April 27, 2004.

     (h) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

  9. (a) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration Statement No. 333-25807, filed April 24, 1997.

     (b) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of the Equitable Life Assurance Society of the United States, previously filed with Registration Statement on Form N-4, File No. 333-50967 on April 24, 1998.

     (c) Opinion and Consent of Mary Joan Hoene, Vice President and Counsel of The Equitable Life Assurance Society of the United States, previously filed with Registration Statement on Form N-4, File No. 333-77117 on April 27, 1999.

     (d) Opinion and Consent of Robin Wagner, Vice President and Counsel incorporated by reference to Registration Statement File No. 333-59606, filed on April 26, 2001.

     (e) Opinion and Consent of Robin Wagner, Vice President and Counsel incorporated by reference to Registration Statement File No. 333-86526, filed on April 18, 2002.

     (f) Opinion and Consent of Robin Wagner, Vice President and Counsel previously filed with this Registration Statement, File 333-104774 on April 25, 2003.

     (g) Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable Life Insurance Company, incorporated by reference to Exhibit No. 9(g) to Registration Statement No. 333-114881, filed on April 27, 2004.

     (h) Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable Life Insurance Company incorporated by reference to Exhibit No. 9(h) to Registration Statement No. 333-124408, filed on April 28, 2005.

     (i) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, incorporated by reference to Exhibit No. 9(i) to Registration Statement No. 333-124408 on Form N-4, filed on April 28, 2006.

     (j) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, incorporated by reference to Exhibit 9.(j) to Registration Statement 333-142455 on Form N-4, filed on April 30, 2007.

     (k) Opinion and Consent of Counsel of AXA Equitable (to be filed by Amendment).

 10. (a)  Consent of Anthony A. Dreyspool (included within Exhibit 9(a) above).

     (b)  Consent of Mary P. Breen, (included within Exhibit 9 (b) above).

     (c)  Consent of Mary Joan Hoene (included within Exhibit 9(c) above).

     (d)  Consent of Robin Wagner (included within Exhibit No. 9 (d) above).

     (e)  Consent of Robin Wagner (included within Exhibit No. 9(e)

     (f)  Consent of Dodie Kent (included within Exhibit 9(g) above.

     (g)  Consent of Dodie Kent (included within Exhibit 9(h))

     (g)(1)  Consent of Dodie Kent (included within Exhibit 9(i) above).

     (g)(2)  Consent of Dodie Kent (included within Exhibit 9(j) above).

     (g)(3)  Consent of Counsel (included within Exhibit 9(k) above).

     (h)(i) Consent of the independent public accounting firm to be filed by Amendment.

     (h)(ii) Consent of the independent public accounting firm to be filed by Amendment.

     (i) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

     (j) Powers of Attorney, previously filed with Registration Statement File No. 333-124413 on Form N-4 on April 28, 2006.

     (k) Powers of Attorney, incorporated by reference to Exhibit 10.(k) to Registration Statement 333-142455 on Form N-4, filed on April 30, 2007.

 11. Not applicable.

 12. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 206 of AXA Equitable Life Insurance Company (the "Separate Accounts") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2006 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27.  Number of Contractowners.

                  As of February 28, 2007 there were 19,313 participants in the American Dental Association Members Program offered by the Registrant, all of which are qualified contracts.

Item 28.  Indemnification

          (a)  Indemnification of Directors and Officers

               The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officer and Employees. (a) To the extent permitted by law of the State of New York and subject to all applicable requirements thereof:

          (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

          (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

               (b) To the extent permitted by the law of the State or New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit of such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

          (b)  Indemnification of Principal Underwriter. Not Applicable

               Presently, there is no Principal Underwriter of the contracts. AXA Equitable provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services based upon first year plan contributions and number of plans sold.

          (c)  Undertaking

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Not applicable. Presently, there is no Principal Underwriter of the contracts. See Item 28(b).

          (b)  See Item 25 of this Part C.

          (c)  Not Applicable.

Item 30.  Location of Accounts and Records

                  AXA Equitable Life Insurance Company
                  135 West 50th Street
                  New York, NY 10020

                  1290 Avenue of the Americas
                  New York, NY 10104

                  200 Plaza Drive
                  Secaucus, NJ 07904

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

                  The Registrant hereby undertakes:

                  (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                  (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                  (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of August, 2007.


                                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                     (Registrant)


                                     By: AXA Equitable Life Insurance Company


                                     By: /s/ William J. Evers
                                         ------------------------------------
                                             William J. Evers
                                             Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the depositor has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of August, 2007.


                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ William J. Evers
                                              ---------------------------------
                                              William J. Evers
                                              Vice President and Counsel
                                              AXA Equitable Life
                                              Insurance Company


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                 Anthony Hamilton            Joseph H. Moglia
Christopher M. Condron           Mary R. (Nina) Henderson    Lorie A. Slutsky
Henri de Castries                James F. Higgins            Ezra Suleiman
Denis Duverne                    Scott D. Miller             Peter J. Tobin
Charlynn Goins

*By: /s/ William J. Evers
     ------------------------
         William J. Evers
         Attorney-in-Fact

August 30, 2007

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUE
-----------                                                        ------------

   4(q)      Form of Group Annuity Contract                          EX-99.4q

   5(k)      Form of Group Annuity Contract Application              EX-99.5j